SUBSEQUENT EVENTS - 10-K	9 Months Ended
Sep. 30, 2023
Private GRI
Subsequent Event [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS Management has evaluated subsequent events through the date that the accompanying financial statements were issued.